Disposal of Subsidiaries (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2023 CNY (¥)
Disposal of Subsidiaries [Abstract]
Gain on disposal amount	¥ 37,092
Net liabilities amount	2,422
Total gain on disposal amount	¥ 34,670